Acquisitions - Intangible Assets Acquired (Detail) - USD ($) $ in Millions	Nov. 17, 2015	Jan. 30, 2015
Safeway
Business Acquisition [Line Items]
Total finite intangible assets		$ 3,065.7
Total identifiable intangible assets		3,102.2
Safeway | Liquor Licenses [Member]
Business Acquisition [Line Items]
Total indefinite intangible assets		36.5
Safeway | Trade Names
Business Acquisition [Line Items]
Total finite intangible assets		1,458.0
Safeway | Beneficial lease rights
Business Acquisition [Line Items]
Total finite intangible assets		367.2
Safeway | Customer Lists [Member]
Business Acquisition [Line Items]
Total finite intangible assets		865.2
Safeway | Internally Developed Software And Technology [Member]
Business Acquisition [Line Items]
Total finite intangible assets		$ 375.3
AP Transaction
Business Acquisition [Line Items]
Total finite intangible assets	$ 65.9
Total identifiable intangible assets	67.1
AP Transaction | Liquor Licenses [Member]
Business Acquisition [Line Items]
Total indefinite intangible assets	1.2
AP Transaction | Beneficial lease rights
Business Acquisition [Line Items]
Total finite intangible assets	44.0
AP Transaction | Customer Lists [Member]
Business Acquisition [Line Items]
Total finite intangible assets	19.4
AP Transaction | Other Intangibles [Member]
Business Acquisition [Line Items]
Total finite intangible assets	$ 2.5